Restricted Assets	6 Months Ended
Jun. 30, 2011
Restricted Assets [Abstract]
Restricted Assets Disclosure [Text Block]
Restricted Assets
The Company is required to hold cash in reserve in separate trust accounts applicable to its $5.0 million Cleveland County Industrial Authority Industrial Development Revenue Bonds, issued December 2004. The project construction account represents proceeds of the bond offering to be drawn for approved capital expenditures. The debt reserve account represents funds to be used for debt service in the event of default. The interest and principal accounts represent deposits to be used for debt service. Letters of credit are amounts placed in deposit with a lending institution for purposes of securing letters of credit. These assets are as follows:

	June 30, 2011	December 31, 2010
	(unaudited)
Debt reserve account	$500,000	$500,000
Interest fund account	22,480	22,147
Principal fund account	247,917	35,419
Insurance proceeds on deposit	400	409,336
Deposits related to letters of credit	528,000	528,000
Total restricted assets	$1,298,797	$1,494,902